Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended							4 Months Ended			9 Months Ended	12 Months Ended
	Dec. 30, 2013	Oct. 07, 2013	Jul. 15, 2013	Dec. 31, 2012		Oct. 01, 2012	Jul. 09, 2012	Apr. 21, 2014	Apr. 22, 2013	Apr. 16, 2012	Dec. 30, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Earnings Per Share [Abstract]
Net and comprehensive loss	$ (3,097,745)	$ 350,657	$ 422,870	$ 753,182	[1]	$ (459,111)	$ (577,024)	$ (9,988,130)	$ (1,390,877)	$ 30,058	$ (2,324,219)	$ (3,715,096)	$ (252,895)	$ (26,925)
Basic and diluted weighted average shares outstanding	12,561,414	12,561,414	12,561,414	12,561,414	[1]	12,561,414	12,561,414	13,220,268	12,561,414	12,561,414		12,561,414	12,561,414	12,561,414
Basic (USD per share)								$ (0.76)	$ (0.11)
Diluted (USD per share)								$ (0.76)	$ (0.11)
Net loss per share, basic and diluted	$ (0.25)	$ 0.03	$ 0.03	$ 0.06	[1]	$ (0.04)	$ (0.05)		$ (0.11)	$ 0.00		$ (0.30)	$ (0.02)	$ 0.00

[1]	The fiscal quarter ended December 31, 2012 consisted of 13 weeks.